Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments

	Expected Future Payments
(undiscounted)	2015	2016	2017	2018	2019	Thereafter	Total

Transportation and Processing	$878	$825	$815	$800	$673	$3,204	$7,195
Drilling and Field Services	312	138	93	47	16	17	623
Operating Leases	43	36	28	26	10	24	167
Total	$1,233	$999	$936	$873	$699	$3,245	$7,985